Average Annual Total Returns - FidelityGrowthCompanyFund-RetailPRO - FidelityGrowthCompanyFund-RetailPRO - Fidelity Growth Company Fund	Jan. 29, 2024
Fidelity Growth Company Fund | Return Before Taxes
Average Annual Return:
Past 1 year	47.23%
Past 5 years	22.63%
Past 10 years	16.83%
Fidelity Growth Company Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	45.94%
Past 5 years	20.77%
Past 10 years	15.27%
Fidelity Growth Company Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	28.88%
Past 5 years	18.39%
Past 10 years	13.88%
RS007
Average Annual Return:
Past 1 year	41.21%
Past 5 years	18.85%
Past 10 years	14.33%